CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Time charter revenues	$ 65,678	$ 74,337	$ 68,835
Prepaid charter revenue amortization	(11,610)	(20,322)	(12,204)
Time charter revenues, net	54,068	54,015	56,631
EXPENSES:
Voyage expenses	332	705	1,404
Vessel operating expenses	26,559	30,870	28,969
Depreciation	10,309	11,070	12,476
Management fees	0	305	1,551
General and administrative expenses	6,306	5,059	3,468
Impairment losses	0	42,323	0
Loss on vessels' sale	695	16,481	0
Foreign currency losses / (gains)	17	66	(194)
Operating income / (loss)	9,850	(52,864)	8,957
OTHER INCOME / (EXPENSES):
Interest and finance costs	(6,746)	(4,554)	(3,066)
Interest income	134	72	78
Total other expenses, net	(6,612)	(4,482)	(2,988)
Net income / (loss)	$ 3,238	$ (57,346)	$ 5,969
Earnings / (loss) per common share, basic and diluted	$ 0.06	$ (1.73)	$ 0.22
Weighted average number of common shares, basic and diluted	51,645,071	33,159,328	26,934,533